Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue [Table Text Block]
We have identified the following revenues disaggregated by revenue source:

	June 30, 2019	June 30, 2018
Domestic Product revenue	$490,927	$214,350

Domestic licensing fee	357,143	-

Total revenue	$848,070	$214,350